Net finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net finance income (expense)

	2023	2022	2021
Finance income	2,169	1,832	821
Income from investments and marketable securities (Government Bonds)	1,657	1,159	315
Other finance income	512	673	506
Finance expenses	(3,922)	(3,500)	(5,150)
Interest on finance debt	(2,264)	(2,363)	(2,870)
Unwinding of discount on lease liability	(1,785)	(1,340)	(1,220)
Discount and premium on repurchase of debt securities	(4)	(121)	(1,102)
Capitalized borrowing costs	1,290	1,032	976
Unwinding of discount on the provision for decommissioning costs	(857)	(519)	(761)
Other finance expenses	(302)	(189)	(173)
Foreign exchange gains (losses) and indexation charges	(580)	(2,172)	(6,637)
Foreign exchange gains (losses) (1)	2,268	1,022	(2,737)
Reclassification of hedge accounting to the Statement of Income (1)	(3,763)	(4,871)	(4,585)
Indexation to the Selic interest rate of anticipated dividends and dividends payable (2)	(299)	994	108
Legal agreement with Eletrobras - compulsory loans (3)	236	−	−
Recoverable taxes inflation indexation income	204	86	518
Other foreign exchange gains and indexation charges, net	774	597	59
Total	(2,333)	(3,840)	(10,966)
(1) For more information, see notes 35.2a and 35.2c.
(2) In 2023, it refers to the income on the indexation to the Selic interest rate of paid anticipated dividends, in the amount of US$ 215 (US$ 1,293 in 2022 and US$ 121 in 2021), and to the expense on the indexation to the Selic interest rate on dividends payable, in the amount of US$ 514 (US$ 299 in 2022 and US$ 13 in 2021).
(3) For more information, see note 19.6.